Property and equipment (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Property and equipment
Property and equipment, net	$ 460,752	$ 457,802
Leasehold improvements
Property and equipment
Property and equipment, net	421,210	420,601
Furniture, fittings and equipment
Property and equipment
Property and equipment, net	$ 39,542	$ 37,201